SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL TO WARRANTS GRANTED ASSUMPTION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Expected term, in years		4 years 21 days
Expected volatility		50.45%
Risk-free interest rate		4.39%
Dividend yield
Warrant [Member]
Expected term, in years	5 years
Expected volatility	54.41%
Risk-free interest rate	4.01%
Dividend yield